Deferred Finance Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 $505,000 bond	Nov. 12, 2013 DVB Bank SE
Deferred Finance Costs [Abstract]
Bond Premium Amortization Income	$ 343	$ 435	$ 334
Statement [Line Items]
Write off of Deferred Debt Issuance Cost	$ (9,957)			$ 9,343	$ 614